J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Blend Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated November 1, 2018, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, both broad-based securities market indexes, and the Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. As of 6/1/18, the Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	34.00%	15.67%	7.86%
Return After Taxes on Distributions	30.46	12.41	6.26
Return After Taxes on Distributions and Sale of Fund Shares	21.85	11.78	5.98

CLASS C SHARES
Return Before Taxes	39.73	16.34	7.86

CLASS I SHARES
Return Before Taxes	41.82	17.24	8.78

RUSSELL 2000 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	14.65	14.12	8.71

RUSSELL 2000 GROWTH INDEX[1]
(Reflects No Deduction for Fees, Expenses, or Taxes)	22.17	15.21	9.19

LIPPER SMALL-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	–3.93	5.51	13.55

1

Effective 6/1/18, the Fund’s benchmark changed from the Russell 2000 Growth Index to the Russell 2000 Index because the adviser believes that the Russell 2000 Index is a more appropriate comparison in light of the Fund’s new name and investment strategies, which were also adopted 6/1/18.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-SCB-ACI-BM-819

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Blend Fund

(the “Fund”)

(Class R2, R3, R4 and R5 Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Prospectus dated November 1, 2018, as supplemented

The following changes to the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R2, Class R3, Class R4 and Class R5 Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, both broad-based securities market indexes, and the Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares. The actual returns of Class R4 and Class R5 Shares would have been different than those shown for Class A Shares because Class R4 and Class R5 Shares have different expenses than Class A Shares. As of 6/1/18, the Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	34.00%	15.67%	7.86%
Return After Taxes on Distributions	30.46	12.41	6.26
Return After Taxes on Distributions and Sale of Fund Shares	21.85	11.78	5.98

RUSSELL 2000 INDEX[1]
(Reflects No Deduction for Fees, Expenses, or Taxes)	14.65	14.12	8.71

RUSSELL 2000 GROWTH INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	22.17	15.21	9.19

LIPPER SMALL-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	–3.93	5.51	13.55

1

Effective 6/1/18, the Fund’s benchmark changed from the Russell 2000 Growth Index to the Russell 2000 Index because the adviser believes that the Russell 2000 Index is a more appropriate comparison in light of the Fund’s new name and investment strategies, which were also adopted 6/1/18.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SCB-R2R3R4R5-BM-819

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Blend Fund

(the “Fund”)

(Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated November 1, 2018, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations on 7/2/18, the bar chart shows how the performance of the Fund’s Class I Shares, (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, both broad-based securities market indexes, and the Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. The actual returns of the Class R6 Shares would be different than those shown because Class R6 Shares have different expenses than Class I Shares. As of 6/1/18, the Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	41.82%	17.24%	8.78%
Return After Taxes on Distributions	38.51	14.21	7.31
Return After Taxes on Distributions and Sale of Fund Shares	26.12	13.16	6.80

RUSSELL 2000 INDEX[1]
(Reflects No Deduction for Fees, Expenses, or Taxes)	14.65	14.12	8.71

RUSSELL 2000 GROWTH INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	22.17	15.21	9.19

LIPPER SMALL-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	–3.93	5.51	13.55

1

Effective 6/1/18, the Fund’s benchmark changed from the Russell 2000 Growth Index to the Russell 2000 Index because the adviser believes that the Russell 2000 Index is a more appropriate comparison in light of the Fund’s new name and investment strategies, which were also adopted 6/1/18.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-SCB-R6-BM-819

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Strategic Debt Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated March 1, 2019, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Class I Shares varied from year to year over the past six calendar years. The table shows the average annual total returns over the past one year, five years and life of the Fund. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified, the Emerging Markets Strategic Debt Composite Benchmark (a composite benchmark of the equally weighted average of J.P. Morgan EMBI Global Diversified, J.P. Morgan GBI-EM Global Diversified and J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified) and the Lipper Emerging Markets Hard Currency Debt Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Life of Fund (since 06/29/2012)
CLASS I SHARES
Return Before Taxes	–6.14%	–2.27%	–2.58%
Return After Taxes on Distributions	–7.99	–3.05	–3.23
Return After Taxes on Distributions and Sale of Fund Shares	–3.62	–2.03	–2.18

CLASS A SHARES
Return Before Taxes	–9.90	–3.26	–3.39

CLASS C SHARES
Return Before Taxes	–7.89	–3.00	–3.30

J.P. MORGAN EMERGING MARKETS BOND INDEX (EMBI) GLOBAL DIVERSIFIED
(Reflects No Deduction for Fees, Expenses or Taxes)	–4.26	4.80	4.28

EMERGING MARKETS STRATEGIC DEBT COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes)	–3.96	2.78	2.66

LIPPER EMERGING MARKETS HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	–5.93	2.9	2.99	[1]

1	The Fund commenced operations on 6/29/12. Performance for the benchmark is for 6/30/12.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-EMSD-ACI-BM-819

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Strategic Debt Fund

(the “Fund”)

(Class R2, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated March 1, 2019, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Class R6 Shares has varied from year to year over the past six calendar years. The table shows the average annual total returns over the past one year, five years and life of the Fund. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified, the Emerging Markets Strategic Debt Composite Benchmark (a composite benchmark of the equally weighted average of J.P. Morgan EMBI Global Diversified, J.P. Morgan GBI-EM Global Diversified and J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified) and the Lipper Emerging Markets Hard Currency Debt Funds Index. The Lipper index is based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Life of Fund (since 06-29-2012)
CLASS R6 SHARES
Return Before Taxes	–5.98%	–2.06%	–2.33%
Return After Taxes on Distributions	–7.90	–2.88	–3.03
Return After Taxes on Distributions and Sale of Fund Shares	–3.52	–1.89	–2.02

CLASS R2 SHARES
Return Before Taxes	–6.55	–2.75	–3.05

CLASS R5 SHARES
Return Before Taxes	–5.95	–2.09	–2.38

J.P. MORGAN EMERGING MARKETS BOND INDEX (EMBI) GLOBAL DIVERSIFIED
(Reflects No Deduction for Fees, Expenses, or Taxes)	–4.26	4.80	4.28

EMERGING MARKETS STRATEGIC DEBT COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes)	–3.96	2.78	2.66

LIPPER EMERGING MARKETS HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	–5.93	2.9	2.99	[1]

1	The Fund commenced operations on 6/29/12. Performance for the benchmark is for 6/30/12.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-EMSD-R2R5R6-BM-819

J.P. MORGAN MUNCIPAL BOND FUNDS

JPMorgan High Yield Municipal Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated July 1, 2019, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays US Municipal Index, the Bloomberg Barclays High Yield Municipal Bond Index, and the Lipper High Yield Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective November 1, 2018 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	1.64%	3.26%	5.32%
Return After Taxes on Distributions	1.49	3.00	4.99
Return After Taxes on Distributions and Sale of Fund Shares	2.16	2.92	4.64

CLASS A SHARES
Return Before Taxes	–2.30	2.38	4.81

CLASS C SHARES
Return Before Taxes	0.03	2.65	4.68

BLOOMBERG BARCLAYS US MUNICIPAL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	1.28	3.82	4.85

BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	4.75	6.53	9.12

LIPPER HIGH YIELD MUNICIPAL DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	2.03	5.94	8.08

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-HYM-ACI-BM-819

J.P. MORGAN MUNCIPAL BOND FUNDS

JPMorgan High Yield Municipal Fund

(the “Fund”)

(Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated July 1, 2019, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of November 1, 2018, the bar chart shows how the performance of the Fund’s Class I Shares (which are not offered in the prospectus) has varied from year to year for the past ten calendar years. The actual returns of the Class R6 Shares would be different than those shown because Class R6 Shares have different expenses than Class I Shares. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays US Municipal Index, the Bloomberg Barclays High Yield Municipal Bond Index, and the Lipper High Yield Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	1.64%	3.26%	5.32%
Return After Taxes on Distributions	1.49	3.00	4.99
Return After Taxes on Distributions and Sale of Fund Shares	2.16	2.92	4.64

BLOOMBERG BARCLAYS US MUNICIPAL INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes	1.28	3.82	4.85

BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	4.75	6.53	9.12

LIPPER HIGH YIELD MUNICIPAL DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	2.03	5.94	8.08

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-HYM-R6-BM-819

J.P. MORGAN MUNCIPAL BOND FUNDS

JPMorgan New York Tax Free Bond Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated July 1, 2019, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index and the Lipper New York Intermediate Municipal Debt Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper average includes the fees and expenses of the mutual funds included in the average. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	0.93%	2.15%	3.23%
Return After Taxes on Distributions	0.92	2.06	3.16
Return After Taxes on Distributions and Sale of Fund Shares	1.76	2.39	3.27

CLASS A SHARES
Return Before Taxes	–3.15	1.13	2.59

CLASS C SHARES
Return Before Taxes	–0.97	1.25	2.31

BLOOMBERG BARCLAYS NEW YORK INTERMEDIATE (1-17 YEAR) MATURITIES INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	1.37	2.91	3.82

LIPPER NEW YORK INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE
(Reflects No Deduction for Taxes)	0.73	2.16	3.22

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-NYTFB-ACI-BM-819

J.P. MORGAN MUNCIPAL BOND FUNDS

JPMorgan New York Tax Free Bond Fund

(the “Fund”)

(Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated July 1, 2019, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class R6 Shares commenced operations as of October 1, 2018, the bar chart shows how the performance of the Fund’s Class I Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays New York Intermediate (1-17 Year) Maturities Index and the Lipper New York Intermediate Municipal Debt Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper average includes the fees and expenses of the mutual funds included in the average. The actual returns of the Class R6 Shares would be substantially similar to the performance of Class I Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	0.93%	2.15%	3.23%
Return After Taxes on Distributions	0.92	2.06	3.16
Return After Taxes on Distributions and Sale of Fund Shares	1.76	2.39	3.27

BLOOMBERG BARCLAYS NEW YORK INTERMEDIATE (1-17 YEAR) MATURITIES INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	1.37	2.91	3.82

LIPPER NEW YORK INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE
(Reflects No Deduction for Taxes)	0.73	2.16	3.22

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-NYTFB-R6-BM-819

J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated July 1, 2019, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays U.S. Universal Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Absolute Return Bond Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper average includes the fees and expenses of the mutual funds included in the average. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS I SHARES
Return Before Taxes	0.76%	2.17%	4.51%
Return After Taxes on Distributions	–0.44	0.83	3.17
Return After Taxes on Distributions and Sale of Fund Shares	0.45	1.05	2.96

CLASS A SHARES
Return Before Taxes	–3.33	1.14	3.84

CLASS C SHARES
Return Before Taxes	–0.99	1.41	3.73

BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	–0.25	2.72	4.06

ICE BOFAML 3-MONTH US TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	1.87	0.63	0.37

LIPPER ABSOLUTE RETURN BOND FUNDS AVERAGE
(Reflects No Deduction for Taxes)	–0.84	1.94	4.64

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-SIOPP-ACI-BM-819

J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

(the “Fund”)

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Summary Prospectus and the Prospectus dated July 1, 2019, as supplemented

The following changes to the Summary Prospectus and the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays U.S. Universal Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Absolute Return Bond Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper average includes the fees and expenses of the mutual funds included in the average. The performance of the Class R6 Shares is based on the performance of the Class R5 Shares. Returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	0.85%	2.37%	4.72%
Return After Taxes on Distributions	–0.42	0.94	3.29
Return After Taxes on Distributions and Sale of Fund Shares	0.51	1.16	3.09

CLASS R6 SHARES
Return Before Taxes	0.93	2.39	4.72

BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	–0.25	2.72	4.06

ICE BOFAML 3-MONTH US TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	1.87	0.63	0.37

LIPPER ABSOLUTE RETURN BOND FUNDS AVERAGE
(Reflects No Deduction for Taxes)	–0.84	1.94	4.64

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

SUP-SIOPP-R5R6-BM-819

J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

(the “Fund”)

(Class T Shares)

(a series of JPMorgan Trust I)

Supplement dated August 29, 2019

to the Prospectus dated July 1, 2019, as supplemented

The following changes to the Prospectus are effective immediately:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays U.S. Universal Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Absolute Return Bond Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper average includes the fees and expenses of the mutual funds included in the average. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	–3.33%	1.14%	3.84%
Return After Taxes on Distributions	–4.39	–0.08	2.60
Return After Taxes on Distributions and Sale of Fund Shares	–1.97	0.31	2.47

BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	–0.25	2.72	4.06

ICE BOFAML 3-MONTH US TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	1.87	0.63	0.37

LIPPER ABSOLUTE RETURN BOND FUNDS AVERAGE
(Reflects No Deduction for Taxes)	–0.84	1.94	4.64

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SIOPP-T-BM-819